OTHER INTANGIBLE ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning	$ 2,781	$ 2,928
Impairment charge for the year	0	777	$ 163
Amortization charge for the year	1,055	1,372	1,727
Other Intangible Assets, ending	3,209	2,781	2,928
Discontinued Operations [Member]
Other Intangible Assets [Abstract]
Amortization charge for the year	0	0	5
Continuing Operations [Member]
Other Intangible Assets [Abstract]
Amortization charge for the year	1,055	1,372	1,722
Cost [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning	24,195	22,193
Additions	1,463	2,021
Foreign exchange movements	20	(19)
Other Intangible Assets, ending	25,678	24,195	22,193
Accumulated Amortization [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning	(21,414)
Impairment charge for the year	0
Amortization charge for the year	(1,055)
Other Intangible Assets, ending	(22,469)	(21,414)
Accumulated Amortization and Impairment [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning	(21,414)	(19,265)
Impairment charge for the year		(777)
Amortization charge for the year		(1,372)
Other Intangible Assets, ending		(21,414)	(19,265)
Patents [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning	345	345
Other Intangible Assets, ending	345	345	345
Patents [Member] | Cost [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning	541	541
Additions	0	0
Foreign exchange movements	0	0
Other Intangible Assets, ending	541	541	541
Patents [Member] | Accumulated Amortization [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning	(196)
Impairment charge for the year	0
Amortization charge for the year	0
Other Intangible Assets, ending	(196)	(196)
Patents [Member] | Accumulated Amortization and Impairment [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning	(196)	(196)
Impairment charge for the year		0
Amortization charge for the year		0
Other Intangible Assets, ending		(196)	(196)
Trademarks [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning	371	371
Other Intangible Assets, ending	371	371	371
Trademarks [Member] | Cost [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning	371	371
Additions	0	0
Foreign exchange movements	0	0
Other Intangible Assets, ending	371	371	371
Trademarks [Member] | Accumulated Amortization [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning	0
Impairment charge for the year	0
Amortization charge for the year	0
Other Intangible Assets, ending	0	0
Trademarks [Member] | Accumulated Amortization and Impairment [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning	0	0
Impairment charge for the year		0
Amortization charge for the year		0
Other Intangible Assets, ending		0	0
Customer Lists [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning	251	340
Other Intangible Assets, ending	$ 180	251	340
Customer Lists [Member] | Bottom of Range [Member]
Other Intangible Assets [Abstract]
Estimated remaining useful life	5 years
Customer Lists [Member] | Cost [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning	$ 2,817	2,817
Additions	0	0
Foreign exchange movements	0	0
Other Intangible Assets, ending	2,817	2,817	2,817
Customer Lists [Member] | Accumulated Amortization [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning	(2,566)
Impairment charge for the year	0
Amortization charge for the year	(71)
Other Intangible Assets, ending	(2,637)	(2,566)
Customer Lists [Member] | Accumulated Amortization and Impairment [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning	(2,566)	(2,477)
Impairment charge for the year		0
Amortization charge for the year		(89)
Other Intangible Assets, ending		(2,566)	(2,477)
Software [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning	1,814	1,872
Other Intangible Assets, ending	$ 2,313	1,814	1,872
Software [Member] | Bottom of Range [Member]
Other Intangible Assets [Abstract]
Estimated remaining useful life	3 years
Software [Member] | Top of Range [Member]
Other Intangible Assets [Abstract]
Estimated remaining useful life	5 years
Software [Member] | Cost [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning	$ 20,466	18,464
Additions	1,463	2,021
Foreign exchange movements	20	(19)
Other Intangible Assets, ending	21,949	20,466	18,464
Software [Member] | Accumulated Amortization [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning	(18,652)
Impairment charge for the year	0
Amortization charge for the year	(984)
Other Intangible Assets, ending	(19,636)	(18,652)
Software [Member] | Accumulated Amortization and Impairment [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning	(18,652)	(16,592)
Impairment charge for the year		(777)
Amortization charge for the year		(1,283)
Other Intangible Assets, ending		(18,652)	$ (16,592)
Software Licenses [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning	900
Other Intangible Assets, ending	$ 500	$ 900